COMMITMENTS, CONTINGENCIES AND GUARANTEES - Narrative (Details) $ in Millions, $ in Billions	1 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($)	Dec. 31, 2022 CAD ($) Megawatt	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Other Commitments
Purchase commitment		$ 362	$ 239	$ 224
Contingencies
Amount accrued related to operating facilities for the estimated expenses to remediate the sites		$ 20	$ 30
Keystone XL
Contingencies
Economic recovery of damages	$ 15
Capital expenditures
Other Commitments
Power purchase agreement, planned capacity (in megawatts) | Megawatt		1,020
Capital expenditures | Canadian Natural Gas Pipelines
Other Commitments
Purchase commitment		$ 1,000
Capital expenditures | U.S. Natural Gas Pipelines
Other Commitments
Purchase commitment		300
Capital expenditures | Mexico Natural Gas Pipelines
Other Commitments
Purchase commitment		1,700
Capital expenditures | Power and Energy Solutions
Other Commitments
Purchase commitment		$ 300
Minimum | Capital expenditures
Other Commitments
Purchase commitment, period		1 year
Maximum | Capital expenditures
Other Commitments
Purchase commitment, period		15 years